SUMMARY OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 928,511	$ 798,140	$ 3,349,990
Deposits	158,113	165,868	59,925
Other current assets	151,572	126,779	80,531
Total	$ 1,238,196	$ 1,090,787	$ 3,490,446